Financial and capital risk management - Protection programs for the R$ and EUR denominated debt instruments and other liabilities (Details) $ in Thousands, € in Millions, R$ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ 60,000	$ (114,000)	$ (139,000)	$ 159,000
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$					R$ 8,841		R$ 9,445
Payable	$ 2,072		$ 2,072			$ 2,213
Average receivable rate	100.53%		100.53%		100.53%
Average payable rate	2.57%		2.57%		2.57%
Fair value of liabilities	$ (368,000)		$ (368,000)			(473,000)
Financial settlement inflows (outflows)			(30,000)
Value at risk	43,000		43,000
CDI vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities	(26,000)		(26,000)
CDI vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of liabilities	(78,000)		(78,000)
CDI vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities	(264,000)		(264,000)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$					R$ 1,421		1,651
Payable	$ 390,000		$ 390,000			460,000
Average receivable rate	1.12%		1.12%		1.12%
Average payable rate	3.11%		3.11%		3.11%
Fair value of liabilities	$ (134,000)		$ (134,000)			(163,000)
Financial settlement inflows (outflows)			(26,000)
Value at risk	8,000		8,000
TJLP vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities	(23,000)		(23,000)
TJLP vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of liabilities	(40,000)		(40,000)
TJLP vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities	(71,000)		(71,000)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$					R$ 6,671		2,512
Payable	$ 1,265		$ 1,265			621,000
Average receivable rate	3.58%		3.58%		3.58%
Average payable rate	(1.60%)		(1.60%)		(1.60%)
Fair value of liabilities	$ 62,000		$ 62,000			(111,000)
Financial settlement inflows (outflows)			(85,000)
Value at risk	26,000		26,000
R$ fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities	10,000		10,000
R$ fixed rate vs. US$ fixed rate swap | 2022
Derivative financial instruments.
Fair value of liabilities	(26,000)		(26,000)
R$ fixed rate vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities	78,000		78,000
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$					R$ 1,617		2,363
Payable	$ 400,000		$ 400,000			622,000
Average receivable rate	4.54%		4.54%		4.54%
Average payable rate	3.88%		3.88%		3.88%
Fair value of liabilities	$ (90,000)		$ (90,000)			(173,000)
Financial settlement inflows (outflows)			(65,000)
Value at risk	9,000		9,000
IPCA vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities	1,000		1,000
IPCA vs. US$ fixed rate swap | 2023+
Derivative financial instruments.
Fair value of liabilities	$ (91,000)		$ (91,000)
IPCA vs. CDI swap
Derivative financial instruments.
Receivable | R$					R$ 726		694
Payable | R$					R$ 1,350		550
Average receivable rate	6.63%		6.63%		6.63%
Average payable rate	98.76%		98.76%		98.76%
Fair value of liabilities	$ 49,000		$ 49,000			45,000
IPCA vs. CDI swap | 2021
Derivative financial instruments.
Fair value of liabilities	7,000		7,000
IPCA vs. CDI swap | 2022
Derivative financial instruments.
Fair value of liabilities	$ 42,000		42,000
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | €								€ 500
Payable						613,000
Fair value of liabilities						(1,000)
Financial settlement inflows (outflows)			$ (29,000)
Forward
Derivative financial instruments.
Payable | R$					R$ 7,020		R$ 916
Average payable rate	5.98%		5.98%		5.98%
Fair value of liabilities	$ 122,000		$ 122,000			$ (1,000)
Financial settlement inflows (outflows)			13,000
Value at risk	23,000		23,000
Forward | 2021
Derivative financial instruments.
Fair value of liabilities	17,000		17,000
Forward | 2022
Derivative financial instruments.
Fair value of liabilities	64,000		64,000
Forward | 2023+
Derivative financial instruments.
Fair value of liabilities	$ 41,000		$ 41,000